UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a)

GOTHAM FUNDS

of

Tidal ETF Trust

Gotham Enhanced 500 ETF

SEMI-ANNUAL REPORT

March 31, 2021

(Unaudited)

GOTHAM ENHANCED 500 ETF

SEMI-ANNUAL REPORT

AS OF MARCH 31, 2021

Table of Contents
Fund Expense Disclosure	1
Portfolio Holdings Summary Table	2
Portfolio of Investments	3
Financial Statements:
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements	23
Statement Regarding Liquidity Risk Management Program	27
Other Information	28

Gotham Enhanced 500 ETF

Fund Expense Disclosure

March 31, 2021

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 28, 2020 (commencement of operations) to March 31, 2021. The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from October 1, 2020 to March 31, 2021.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 28, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Period December 28, 2020 – March 31, 2021 (1)
Actual	$ 1,000.00	$ 1,068.60	$ 1.33

(1)

The actual expenses are equal to the Fund’s annualized net expense ratio of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 94/365 (to reflect the period from December 28, 2020 to March 31, 2021, the commencement of operations date to the end of the period).

	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During the Period October 1, 2020 – March 31, 2021 (2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.44	$ 2.52

(2)

The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.50% (fee waivers in effect), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

Gotham Enhanced 500 ETF

Portfolio Holdings Summary Table

March 31, 2021

(Unaudited)

SECTOR:	% of Net Assets
Technology	22.0%
Communications	20.0
Consumer (Non-cyclical)	18.6
Financial	12.5
Consumer (Cyclical)	10.8
Industrial	10.3
Basic Materials	2.2
Energy	2.1
Utilities	1.1
Cash & Cash Equivalents (1)	0.4
Total	100.0%

(1)	Represents cash, short-term investments, and liabilities in excess of other assets.

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Portfolio of Investments

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	90	$2,628
Omnicom Group, Inc.	54	4,004
		6,632
Aerospace & Defense — 1.4%
The Boeing Co. (1)	18	4,585
General Dynamics Corp.	50	9,078
Howmet Aerospace, Inc.	102	3,277
L3Harris Technologies, Inc.	6	1,216
Lockheed Martin Corp.	46	16,997
Northrop Grumman Corp.	15	4,855
Raytheon Technologies Corp.	39	3,014
Teledyne Technologies, Inc. (1)	2	827
TransDigm Group, Inc. (1)	2	1,176
		45,025
Agriculture — 1.9%
Altria Group, Inc.	420	21,487
Archer-Daniels-Midland Co.	126	7,182
Philip Morris International, Inc.	346	30,704
		59,373
Airlines — 0.1%
Alaska Air Group, Inc.	2	139
American Airlines Group, Inc.	12	287
Delta Air Lines, Inc. (1)	18	869
Southwest Airlines Co.	15	916
United Airlines Holdings, Inc. (1)	8	460
		2,671
Apparel — 0.4%
Hanesbrands, Inc.	78	1,534
Nike, Inc. - Class B	42	5,581
PVH Corp.	18	1,903
Ralph Lauren Corp. - Class A	2	246
Tapestry, Inc. (1)	60	2,473
Under Armour, Inc. - Class C (1)	12	222
VF Corp.	9	719
		12,678
Auto Manufacturers — 2.3%
Cummins, Inc.	36	9,328
Ford Motor Co. (1)	886	10,853
General Motors Co.	313	17,985
PACCAR, Inc.	11	1,022
Tesla, Inc. (1)	50	33,397
		72,585
Auto Parts & Equipment — 0.0% (3)
Aptiv PLC (1)	6	827
BorgWarner, Inc.	8	371
		1,198

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — 3.2%
Bank of America Corp.	413	$15,979
The Bank of New York Mellon Corp.	22	1,040
Citigroup, Inc.	54	3,928
Citizens Financial Group, Inc.	10	442
Comerica, Inc.	2	143
Fifth Third Bancorp	45	1,685
First Republic Bank	4	667
The Goldman Sachs Group, Inc.	71	23,217
Huntington Bancshares, Inc.	26	409
JPMorgan Chase & Co.	102	15,527
KeyCorp	24	480
M&T Bank Corp.	2	303
Morgan Stanley	353	27,414
Northern Trust Corp.	4	420
The PNC Financial Services Group, Inc.	11	1,930
Regions Financial Corp.	24	496
State Street Corp.	8	672
SVB Financial Group (1)	1	494
Truist Financial Corp.	36	2,100
U.S. Bancorp (2)	39	2,157
Wells Fargo & Co.	114	4,454
Zions Bancorp N.A.	3	165
		104,122
Beverages — 1.1%
Brown-Forman Corp. - Class B	12	828
The Coca-Cola Co.	484	25,512
Constellation Brands, Inc. - Class A	7	1,596
Molson Coors Brewing Co. - Class B	48	2,455
Monster Beverage Corp. (1)	14	1,275
PepsiCo, Inc.	36	5,092
		36,758
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (1)	48	7,340
Amgen, Inc.	37	9,206
Biogen, Inc. (1)	36	10,071
Bio-Rad Laboratories, Inc. - Class A (1)	2	1,142
Corteva, Inc.	165	7,692
Gilead Sciences, Inc.	145	9,371
Illumina, Inc. (1)	13	4,993
Incyte Corp. (1)	18	1,463
Regeneron Pharmaceuticals, Inc. (1)	12	5,678
Vertex Pharmaceuticals, Inc. (1)	7	1,504
		58,460

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Building Materials — 0.7%
Carrier Global Corp.	158	$6,671
Fortune Brands Home & Security, Inc.	30	2,875
Johnson Controls International PLC	162	9,666
Martin Marietta Materials, Inc.	2	672
Masco Corp.	60	3,594
Vulcan Materials Co.	3	506
		23,984
Chemicals — 1.7%
Air Products and Chemicals, Inc.	5	1,407
Albemarle Corp.	3	438
Celanese Corp.	2	300
CF Industries Holdings, Inc.	7	318
Dow, Inc.	168	10,742
DuPont de Nemours, Inc.	20	1,546
Eastman Chemical Co.	30	3,304
Ecolab, Inc.	21	4,495
FMC Corp.	30	3,318
International Flavors & Fragrances, Inc.	2	279
Linde PLC	14	3,922
LyondellBasell Industries NV	8	832
The Mosaic Co.	10	316
PPG Industries, Inc.	54	8,114
The Sherwin-Williams Co.	19	14,022
		53,353
Commercial Services — 1.8%
Automatic Data Processing, Inc.	11	2,073
Cintas Corp.	9	3,072
Equifax, Inc.	4	724
FleetCor Technologies, Inc. (1)	3	806
Gartner, Inc. (1)	6	1,095
Global Payments, Inc.	7	1,411
IHS Markit Ltd. (2)	9	871
MarketAxess Holdings, Inc.	2	996
Moody’s Corp.	4	1,194
Nielsen Holdings PLC	49	1,232
PayPal Holdings, Inc. (1)	115	27,927
Quanta Services, Inc.	30	2,639
Robert Half International, Inc.	24	1,874
Rollins, Inc.	12	413
S&P Global, Inc.	17	5,999
United Rentals, Inc. (1)	18	5,928
Verisk Analytics, Inc.	4	707
		58,961

	Number of Shares	Value
COMMON STOCKS — (Continued)
Computers — 7.7%
Accenture PLC - Class A	73	$20,166
Apple, Inc.	1,495	182,614
Cognizant Technology Solutions Corp.	46	3,594
DXC Technology Co.	55	1,719
Fortinet, Inc. (1)	6	1,107
Hewlett Packard Enterprise Co.	33	519
HP, Inc.	294	9,335
International Business Machines Corp.	198	26,385
Leidos Holdings, Inc.	2	193
NetApp, Inc.	4	291
Seagate Technology PLC	8	614
Western Digital Corp.	8	534
		247,071
Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	172	13,559
The Estee Lauder Companies, Inc. - Class A	9	2,618
The Procter & Gamble Co.	273	36,972
		53,149
Distribution & Wholesale — 0.3%
Copart, Inc. (1)	6	652
Fastenal Co.	18	905
LKQ Corp. (1)	66	2,794
Pool Corp.	2	690
W.W. Grainger, Inc.	12	4,811
		9,852
Diversified Financial Services — 4.7%
American Express Co.	20	2,829
Ameriprise Financial, Inc.	22	5,114
BlackRock, Inc.	36	27,143
Capital One Financial Corp.	64	8,143
Cboe Global Markets, Inc.	3	296
The Charles Schwab Corp.	46	2,998
CME Group, Inc. - Class A	9	1,838
Discover Financial Services	68	6,459
Franklin Resources, Inc.	37	1,095
Intercontinental Exchange, Inc.	14	1,564
Invesco Ltd.	102	2,572
Mastercard, Inc. - Class A	89	31,689
Nasdaq, Inc.	17	2,507
Raymond James Financial, Inc.	6	735
Synchrony Financial	128	5,205
T. Rowe Price Group, Inc.	50	8,580
Visa, Inc. - Class A	191	40,440
The Western Union Co.	90	2,219
		151,426

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Electric — 1.1%
The AES Corp.	53	$1,421
Alliant Energy Corp.	6	325
Ameren Corp.	6	488
American Electric Power Co., Inc.	12	1,016
CenterPoint Energy, Inc.	14	317
CMS Energy Corp.	6	367
Consolidated Edison, Inc.	8	598
Dominion Energy, Inc.	178	13,521
DTE Energy Co.	4	533
Duke Energy Corp.	20	1,931
Edison International	9	527
Entergy Corp.	4	398
Evergy, Inc.	6	357
Eversource Energy	8	693
Exelon Corp.	24	1,050
FirstEnergy Corp.	12	416
NextEra Energy, Inc.	51	3,856
NRG Energy, Inc.	54	2,037
Pinnacle West Capital Corp.	2	163
PPL Corp.	18	519
Public Service Enterprise Group, Inc.	12	723
Sempra Energy	6	796
The Southern Co.	27	1,678
WEC Energy Group, Inc.	8	749
Xcel Energy, Inc.	13	865
		35,344
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	54	6,897
Emerson Electric Co.	138	12,450
Generac Holdings, Inc. (1)	1	328
		19,675
Electronics — 0.8%
Agilent Technologies, Inc.	8	1,017
Allegion PLC	2	251
Amphenol Corp.	16	1,056
FLIR Systems, Inc.	2	113
Fortive Corp.	78	5,510
Garmin Ltd. (2)	8	1,055
Honeywell International, Inc.	49	10,636
Keysight Technologies, Inc. (1)	4	574
Mettler-Toledo International, Inc. (1)	2	2,311
TE Connectivity Ltd.	8	1,033
Trimble, Inc. (1)	6	467
Waters Corp. (1)	1	284
		24,307

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy - Alternate Sources — 0.0% (3)
Enphase Energy, Inc. (1)	3	$486

Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	27	3,490

Entertainment — 0.0% (3)
Caesars Entertainment, Inc. (1)	5	437
Live Nation Entertainment, Inc. (1)	6	508
Penn National Gaming, Inc. (1)	4	420
		1,365
Environmental Control — 0.2%
Pentair PLC	36	2,244
Republic Services, Inc.	28	2,782
Waste Management, Inc.	12	1,548
		6,574
Food — 1.9%
Campbell Soup Co.	57	2,866
Conagra Brands, Inc.	108	4,061
General Mills, Inc.	137	8,401
The Hershey Co.	14	2,214
Hormel Foods Corp.	12	573
The J.M. Smucker Co. (2)	25	3,163
Kellogg Co.	40	2,532
The Kraft Heinz Co.	273	10,920
The Kroger Co. (2)	22	792
Lamb Weston Holdings, Inc.	2	155
McCormick & Co., Inc.	6	535
Mondelez International, Inc.	268	15,686
Sysco Corp.	16	1,260
Tyson Foods, Inc. - Class A	84	6,241
		59,399
Forest Products & Paper — 0.2%
International Paper Co.	90	4,866

Gas — 0.0% (3)
Atmos Energy Corp.	2	198
NiSource, Inc.	9	217
		415
Hand & Machine Tools — 0.3%
Snap-on, Inc.	12	2,769
Stanley Black & Decker, Inc.	36	7,188
		9,957
Healthcare - Products — 2.2%
Abbott Laboratories	158	18,935
ABIOMED, Inc. (1)	2	638
Align Technology, Inc. (1)	2	1,083
Baxter International, Inc.	14	1,181

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Healthcare - Products — (Continued)
Boston Scientific Corp. (1)	36	$1,391
The Cooper Companies, Inc.	2	768
Danaher Corp.	64	14,405
DENTSPLY SIRONA, Inc.	4	255
Edwards Lifesciences Corp. (1)	18	1,506
Hologic, Inc. (1)	56	4,165
IDEXX Laboratories, Inc. (1)	3	1,468
Intuitive Surgical, Inc. (1)	3	2,217
Medtronic PLC	48	5,670
PerkinElmer, Inc.	24	3,079
ResMed, Inc.	3	582
STERIS PLC	2	381
Stryker Corp.	12	2,923
Teleflex, Inc.	2	831
Thermo Fisher Scientific, Inc.	15	6,846
Varian Medical Systems, Inc. (1)	12	2,118
West Pharmaceutical Services, Inc.	2	564
Zimmer Biomet Holdings, Inc.	4	640
		71,646
Healthcare - Services — 1.8%
Anthem, Inc.	8	2,872
Catalent, Inc. (1)	6	632
Centene Corp. (1)	18	1,150
DaVita, Inc. (1)	24	2,586
HCA Healthcare, Inc.	79	14,879
Humana, Inc.	4	1,677
IQVIA Holdings, Inc. (1)	5	966
Laboratory Corp. of America Holdings (1)	24	6,121
Quest Diagnostics, Inc.	22	2,823
UnitedHealth Group, Inc.	61	22,696
Universal Health Services, Inc. - Class B	2	267
		56,669
Home Builders — 0.4%
D.R. Horton, Inc.	9	802
Lennar Corp. - Class A	27	2,733
NVR, Inc. (1)	2	9,422
PulteGroup, Inc.	6	315
		13,272
Home Furnishings — 0.1%
Leggett & Platt, Inc.	30	1,369
Whirlpool Corp.	14	3,085
		4,454
Household Products & Wares — 0.2%
Avery Dennison Corp.	17	3,122

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household Products & Wares — (Continued)
Church & Dwight Co., Inc.	6	$524
The Clorox Co.	3	579
Kimberly-Clark Corp.	9	1,251
		5,476
Housewares — 0.1%
Newell Brands, Inc.	96	2,571

Insurance — 3.2%
Aflac, Inc.	18	921
The Allstate Corp.	8	919
American International Group, Inc.	22	1,017
Aon PLC	50	11,505
Arthur J. Gallagher & Co.	32	3,993
Assurant, Inc.	2	284
Berkshire Hathaway, Inc. - Class B (1)	232	59,269
Chubb Ltd.	12	1,896
Cincinnati Financial Corp.	4	412
Everest Re Group Ltd.	2	496
Globe Life, Inc.	2	193
The Hartford Financial Services Group, Inc.	8	534
Lincoln National Corp.	4	249
Loews Corp.	6	308
Marsh & McLennan Companies, Inc.	114	13,885
MetLife, Inc.	24	1,459
Principal Financial Group, Inc.	6	360
The Progressive Corp.	14	1,339
Prudential Financial, Inc.	9	820
The Travelers Companies, Inc.	6	902
Unum Group	4	111
W.R. Berkley Corp.	4	301
Willis Towers Watson PLC	3	687
		101,860
Internet — 13.6%
Alphabet, Inc. - Class A (1)	66	136,126
Amazon.com, Inc. (1)	54	167,080
Booking Holdings, Inc. (1)	2	4,660
CDW Corp.	26	4,309
eBay, Inc.	119	7,288
Etsy, Inc. (1)	4	807
Expedia Group, Inc. - Class A (2)	3	516
F5 Networks, Inc. (1)	2	417
Facebook, Inc. - Class A (1)	307	90,421
Netflix, Inc. (1)	39	20,345
NortonLifeLock, Inc.	18	383

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Internet — (Continued)
Twitter, Inc. (1)	72	$4,581
VeriSign, Inc. (1)	3	596
		437,529
Iron & Steel — 0.0% (3)
Nucor Corp.	9	722

Leisure Time — 0.0% (3)
Carnival Corp. (2)	28	743
Norwegian Cruise Line Holdings Ltd. (1)(2)	6	165
Royal Caribbean Cruises Ltd.	6	514
		1,422
Lodging — 0.1%
Hilton Worldwide Holdings, Inc. (1)	6	726
Las Vegas Sands Corp.	20	1,215
Marriott International, Inc. (1)	8	1,185
MGM Resorts International	12	456
Wynn Resorts Ltd.	3	376
		3,958
Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	82	19,013

Machinery - Diversified — 0.6%
Deere & Co. (2)	31	11,598
Dover Corp.	32	4,388
IDEX Corp.	2	419
Ingersoll Rand, Inc. (1)	10	492
Otis Worldwide Corp.	12	821
Rockwell Automation, Inc.	4	1,062
Westinghouse Air Brake Technologies Corp.	4	317
Xylem, Inc.	3	316
		19,413
Media — 1.1%
Charter Communications, Inc. - Class A (1)	19	11,723
Comcast Corp. - Class A	144	7,792
Discovery, Inc. - Class A (1)	18	782
DISH Network Corp. - Class A (1)	118	4,272
Fox Corp. - Class A	19	686
News Corp. - Class A	18	458
ViacomCBS, Inc. - Class B	19	857
The Walt Disney Co.	48	8,857
		35,427

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mining — 0.4%
Freeport-McMoRan, Inc.	334	$10,999
Newmont Corp.	24	1,446
		12,445
Miscellaneous Manufacturers — 2.4%
3M Co.	132	25,434
A.O. Smith Corp. - Class A	35	2,366
Eaton Corp PLC	90	12,445
General Electric Co.	234	3,072
Illinois Tool Works, Inc.	59	13,070
Parker-Hannifin Corp.	30	9,463
Textron, Inc.	6	336
Trane Technologies PLC	60	9,934
		76,120
Office & Business Equipment — 0.0% (3)
Zebra Technologies Corp. (1)	2	970

Oil & Gas — 1.5%
APA Corp.	84	1,504
Cabot Oil & Gas Corp.	12	225
Chevron Corp.	133	13,937
ConocoPhillips	28	1,483
Devon Energy Corp.	57	1,245
Diamondback Energy, Inc.	4	294
EOG Resources, Inc.	14	1,015
Exxon Mobil Corp.	309	17,252
Hess Corp.	8	566
HollyFrontier Corp.	2	72
Marathon Oil Corp.	20	214
Marathon Petroleum Corp.	16	856
Occidental Petroleum Corp.	209	5,564
Phillips 66	10	815
Pioneer Natural Resources Co.	4	635
Valero Energy Corp.	10	716
		46,393
Oil & Gas Services — 0.5%
Baker Hughes Co. - Class A	156	3,371
Halliburton Co.	201	4,313
NOV, Inc.	90	1,235
Schlumberger NV	313	8,511
		17,430
Packaging & Containers — 0.3%
Amcor PLC	48	561
Ball Corp.	8	678
Packaging Corp. of America	24	3,227
Sealed Air Corp.	36	1,649
Westrock Co.	57	2,967
		9,082

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals — 4.3%
AbbVie, Inc.	106	$11,471
AmerisourceBergen Corp.	6	708
Becton Dickinson and Co.	7	1,702
Bristol-Myers Squibb Co.	60	3,788
Cardinal Health, Inc.	6	365
Cigna Corp.	10	2,417
CVS Health Corp.	296	22,268
Dexcom, Inc. (1)	3	1,078
Eli Lilly and Co.	25	4,671
Henry Schein, Inc. (1)	2	138
Johnson & Johnson	150	24,653
McKesson Corp.	19	3,706
Merck & Co., Inc.	279	21,508
Perrigo Co. PLC	2	81
Pfizer, Inc.	980	35,505
Viatris, Inc. (1)	32	447
Zoetis, Inc.	12	1,890
		136,396
Pipelines — 0.1%
Kinder Morgan, Inc.	71	1,182
ONEOK, Inc. (2)	12	608
The Williams Companies, Inc.	38	900
		2,690
Real Estate — 0.2%
CBRE Group, Inc. (1)	74	5,854

Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.	3	493
American Tower Corp.	38	9,084
AvalonBay Communities, Inc.	3	554
Boston Properties, Inc.	4	405
Crown Castle International Corp.	37	6,369
Digital Realty Trust, Inc.	7	986
Duke Realty Corp.	9	377
Equinix, Inc.	2	1,359
Equity Residential	9	645
Essex Property Trust, Inc.	2	544
Extra Space Storage, Inc.	2	265
Federal Realty Investment Trust	2	203
Healthpeak Properties, Inc.	12	381
Host Hotels & Resorts, Inc.	18	303
Iron Mountain, Inc.	6	222
Kimco Realty Corp.	10	187
Mid-America Apartment Communities, Inc.	2	289
Prologis, Inc.	18	1,908
Public Storage	4	987
Realty Income Corp. (2)	8	508

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate Investment Trusts (REITs) — (Continued)
Regency Centers Corp.	4	$227
SBA Communications Corp.	9	2,498
Simon Property Group, Inc.	8	910
UDR, Inc.	6	263
Ventas, Inc.	9	480
Vornado Realty Trust	4	182
Welltower, Inc.	10	716
Weyerhaeuser Co.	168	5,981
		37,326
Retail — 6.8%
Advance Auto Parts, Inc.	16	2,936
AutoZone, Inc. (1)	4	5,617
Best Buy Co., Inc.	60	6,889
CarMax, Inc. (1)	4	531
Chipotle Mexican Grill, Inc. (1)	2	2,842
Costco Wholesale Corp.	11	3,877
Darden Restaurants, Inc.	4	568
Dollar General Corp.	8	1,621
Dollar Tree, Inc. (1)	40	4,578
Domino’s Pizza, Inc.	2	736
The Gap, Inc.	12	357
Genuine Parts Co.	32	3,699
The Home Depot, Inc.	150	45,788
L Brands, Inc. (1)	62	3,835
Lowe’s Companies, Inc.	169	32,140
McDonald’s Corp.	35	7,845
O’Reilly Automotive, Inc. (1)	17	8,623
Ross Stores, Inc.	8	959
Starbucks Corp.	30	3,278
Target Corp.	102	20,203
The TJX Companies, Inc.	32	2,117
Tractor Supply Co.	3	531
Ulta Beauty, Inc. (1)	12	3,710
Walgreens Boots Alliance, Inc.	24	1,318
Walmart, Inc.	366	49,714
Yum! Brands, Inc. (2)	35	3,786
		218,098
Savings & Loans — 0.0% (3)
People’s United Financial, Inc.	10	179

Semiconductors — 4.0%
Advanced Micro Devices, Inc. (1)	32	2,512
Analog Devices, Inc.	9	1,396
Applied Materials, Inc.	91	12,158
Broadcom, Inc.	10	4,637
Intel Corp.	584	37,376
IPG Photonics Corp. (1)	2	422
KLA Corp.	27	8,921
Lam Research Corp.	12	7,143

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Portfolio of Investments (Continued)

March 31, 2021

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors — (Continued)
Maxim Integrated Products, Inc.	6	$548
Microchip Technology, Inc.	7	1,086
Micron Technology, Inc. (1)	101	8,909
Monolithic Power Systems, Inc.	1	353
NVIDIA Corp.	16	8,543
NXP Semiconductors NV	37	7,449
Qorvo, Inc. (1)	3	548
QUALCOMM, Inc.	142	18,828
Skyworks Solutions, Inc.	4	734
Teradyne, Inc.	4	487
Texas Instruments, Inc.	24	4,536
Xilinx, Inc.	6	743
		127,329
Shipbuilding — 0.0% (3)
Huntington Ingalls Industries, Inc.	1	206

Software — 10.3%
Activision Blizzard, Inc.	69	6,417
Adobe, Inc. (1)	42	19,966
Akamai Technologies, Inc. (1)	4	408
ANSYS, Inc. (1)	7	2,377
Autodesk, Inc. (1)	19	5,266
Broadridge Financial Solutions, Inc.	2	306
Cadence Design Systems, Inc. (1)	24	3,288
Cerner Corp.	68	4,888
Citrix Systems, Inc.	2	281
Electronic Arts, Inc.	26	3,520
Fidelity National Information Services, Inc.	15	2,109
Fiserv, Inc. (1)	18	2,143
Intuit, Inc.	7	2,681
Jack Henry & Associates, Inc.	2	303
Microsoft Corp.	800	188,616
MSCI, Inc.	3	1,258
Oracle Corp.	676	47,435
Paychex, Inc.	8	784
Paycom Software, Inc. (1)	2	740
Roper Technologies, Inc.	10	4,033
salesforce.com, Inc. (1)	81	17,161
ServiceNow, Inc. (1)	17	8,502
Synopsys, Inc. (1)	13	3,221
Take-Two Interactive Software, Inc. (1)	12	2,120
Tyler Technologies, Inc. (1)	2	849
		328,672

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunications — 5.0%
Arista Networks, Inc. (1)	2	$604
AT&T, Inc.	1,616	48,916
Cisco Systems, Inc.	950	49,124
Corning, Inc.	170	7,397
Juniper Networks, Inc.	72	1,824
Lumen Technologies, Inc.	30	401
Motorola Solutions, Inc.	4	752
T-Mobile US, Inc. (1)	36	4,510
Verizon Communications, Inc.	820	47,683
		161,211
Textiles — 0.1%
Mohawk Industries, Inc. (1)	18	3,462

Toys, Games & Hobbies — 0.0% (3)
Hasbro, Inc.	2	192

Transportation — 2.3%
C.H. Robinson Worldwide, Inc.	6	573
CSX Corp.	150	14,463
Expeditors International of Washington, Inc.	6	646
FedEx Corp.	56	15,906
J.B. Hunt Transport Services, Inc.	3	504
Kansas City Southern (2)	2	528
Norfolk Southern Corp.	60	16,111
Old Dominion Freight Line, Inc.	3	721
Union Pacific Corp.	74	16,310
United Parcel Service, Inc. - Class B	41	6,970
		72,732
Water — 0.0% (3)
American Water Works Co., Inc.	4	600
TOTAL COMMON STOCKS
(Cost $3,032,942)		3,193,995

SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 0.036% (4)	11,004	11,004
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,004)		11,004

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Portfolio of Investments (Concluded)

March 31, 2021

(Unaudited)

	Number of Shares	Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING — 0.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.110% (4)	15,729	$15,729
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $15,729)		15,729

TOTAL INVESTMENTS IN SECURITIES — 100.4%
(Cost $3,059,675)		3,220,728

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)		(14,830)
TOTAL NET ASSETS — 100.0%		$3,205,898

(1)	Non-income producing security.
(2)

This security or a portion of this security was out on loan as of March 31, 2021. Total loaned securities had a value of $15,231 or 0.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of March 31, 2021.

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Statement of Assets and Liabilities

March 31, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $3,059,675) (Note 2) (1)	$3,220,728
Receivables:
Dividends and interest receivable	2,211
Securities lending income, net	2
Total assets	3,222,941

Liabilities:
Collateral received for securities loaned	15,729
Payables:
Management fees (Note 4)	1,314
Total liabilities	17,043
Net Assets	$3,205,898

Components of Nets Assets:
Paid-in capital	$3,026,270
Total distributable (accumulated) earnings (losses)	179,628
Net assets	$3,205,898

Net Asset Value (unlimited shares authorized):
Net assets	$3,205,898
Shares of beneficial interest issued and outstanding	150,000
Net asset value	$21.37

(1)	Includes loaned securities with a value of $15,231.

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Statement of Operations

For the Period Ended March 31, 2021(1)

(Unaudited)

Investment Income:
Dividend income	$10,821
Securities lending income	2
Interest income	2
Total investment income	10,825

Expenses:
Management fees (Note 4)	4,378
Total expenses	4,378
Less: Management fee wavier (Note 4)	(1,011)
Net expenses	3,367
Net investment income (loss)	7,458

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	11,117
Change in net unrealized appreciation/depreciation on investments	161,053
Net realized and unrealized gain (loss) on investments	172,170
Net increase (decrease) in net assets resulting from operations	$179,628

(1)	The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to March 31, 2021.

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Statement of Changes in Net Assets

Period Ended March 31, 2021 (Unaudited) (1)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$7,458
Net realized gain (loss) on investments	11,117
Change in net unrealized appreciation/depreciation on investments	161,053
Net increase (decrease) in net assets resulting from operations	179,628

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transaction:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	3,026,270
Total increase (decrease) in net assets	3,205,898

Net Assets:
Beginning of period	—
End of period	$3,205,898

(1)	The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to March 31, 2021.
(2)	Summary of share transactions is as follows:

	Period Ended March 31, 2021 (Unaudited) (1)
	Shares	Value
Shares sold	150,000	$3,026,270
Shares redeemed	—	—
Net increase (decrease)	150,000	$3,026,270

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Financial Highlights

Period Ended March 31, 2021 (Unaudited) (1)
Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.06
Net realized and unrealized gain (loss) on investments	1.31
Total from investment operations	1.37

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$21.37
Total Return (3)(4)	6.86%

Rations/ Supplemental Data:
Net assets, end of period (millions)	$3.2
Portfolio turnover rate (3)	15%
Ratio of expenses to average net assets
Before management fees waived (5)	0.65%
After management fees waived (5)	0.50%
Ratio of net investment income (loss) to average net assets
Before management fees waived (5)	0.96%
After management fees waived (5)	1.11%

(1)	The Fund commenced operations on December 28, 2020. The information presented is from December 28, 2020 to March 31, 2021.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

Gotham Enhanced 500 ETF

Notes to Financial Statements

March 31, 2021

(Unaudited)

Note 1 – Organizational

The Fund is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 28, 2020.

The investment objective of the Fund is to seek to provide long-term capital appreciation.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Gotham Enhanced 500 ETF

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$3,193,995	$—	$—	$3,193,995
Short-Term Investments	—	11,004	—	—	11,004
Investments Purchased With Collateral From Securities Lending (2)	15,729	—	—	—	15,729
Total Investments in Securities	$15,729	$3,204,999	$—	$—	$3,220,728

(1)	See Schedule of Investments for the industry breakout.

(2)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.

Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of March 31, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt

Gotham Enhanced 500 ETF

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

Note 3 – Principal Investment Risks

A.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to

Gotham Enhanced 500 ETF

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance investor perceptions, stock market trends and general economic conditions.

B.	Exchanged Traded Fund (“ETF”) Risk.

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●

Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

C.

Large-Capitalization Investing Risk The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

D.

Risk Related to Database Errors. The investment strategy used by the Sub-Adviser (defined below) relies on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information.

E.

Systems Risk. The Fund depends on the Sub-Adviser (defined below) to develop and implement appropriate systems for its activities. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund.

Gotham Enhanced 500 ETF

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

F.

Value Style Risk. The Sub-Adviser (defined below) intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods.

Note 4 – Commitments and Other Related Party Transactions

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund. The Adviser provides oversight of the Sub-Adviser (defined below), monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Management Fee	Management Fee After Waiver
0.65%	0.50%

The Adviser has contractually agreed to waive 0.15% of its Management Fee until at least December 31, 2023 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. Management Fees for the period ended March 31, 2021 are disclosed in the Statement of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation and other non-routine or extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Gotham Asset Management, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser will also be responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, or directing such trading to be effected by the Adviser. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by the Tidal (defined below), which is an affiliate of the Adviser.

Gotham Enhanced 500 ETF

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and trustees of the Trust are affiliated with the Adviser and Fund Services. None of the affiliated trustees or the Trust’s officers receive compensation from the Fund.

Note 5 – Securities Lending

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of March 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended March 31, 2021, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

Note 6 – Purchase and Sales of Securities

For the period ended March 31, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments and U.S. government securities were $3,396,363 and $374,404, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended March 31, 2021.

Gotham Enhanced 500 ETF

Notes to Financial Statements (Continued)

March 31, 2021

(Unaudited)

Note 7 – Distributions to Shareholders

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended March 31, 2021. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The Fund did not have any distributions paid during the period ended March 31, 2021.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. The Fund commenced operations on December 28, 2020, therefore, the Fund had no late year losses, no post-October losses, and no capital loss carryovers.

Note 8 – Share Transactions

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Note 9 – COVID-19 Pandemic

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with the Fund’s investment objective but there can be no assurance that it will be successful in doing so.

Gotham Enhanced 500 ETF

Notes to Financial Statements (Concluded)

March 31, 2021

(Unaudited)

Note 10 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

Gotham Enhanced 500 ETF

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements

(Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on October 29, 2020 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Gotham Enhanced 500 ETF (the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day to day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does manage other accounts that utilize a strategy similar to the strategy that is to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of the Sub-Adviser and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Sub-Adviser would be responsible for selecting the Fund’s investments and trade execution, subject to the supervision of the Adviser. The Board also noted that the Sub-Adviser may direct that trading of portfolio securities for the Fund be effected by the Adviser for a period of time following the Fund’s launch.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.

Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the investment decision-making for the Fund would be performed by the Fund’s Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by

Gotham Enhanced 500 ETF

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Continued)

(Unaudited)

the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.

Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agrees to pay all other expenses incurred by the Fund. The Board also considered comparative information prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group of funds in the U.S. Fund Large Growth category. The Board also noted that the Adviser would contractually agree to an advisory fee waiver that reduces the Fund’s unitary fee from 0.65% to 0.50% of the Fund’s average daily net assets through at least December 31, 2023.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from its relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.

Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.

Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on October 29, 2020, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Gotham Asset Management, LLC, the Fund’s sub-adviser (the “Sub-Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, bibliographic information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Gotham Enhanced 500 ETF

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Continued)

(Unaudited)

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Joel Greenblatt and Robert Goldstein, who will each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub Adviser manages the Gotham Enhanced S&P 500 Index Fund, an open-end mutual fund, that utilizes a strategy that is similar to the strategy that is to be employed by the Sub-Adviser with respect to the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for the Fund’s investment selection and trade execution, subject to oversight by the Adviser, or directing such trade execution to be affected by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.

Investment performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.

Cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fee to be paid to the Sub-Adviser was negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fee and was reasonable in light of the services to be provided by the Sub-Adviser.

4.

Extent of economies of scale as the Fund grows. Since the sub-advisory fee payable to the Sub-Adviser is not paid by the Fund, the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.

Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Gotham Enhanced 500 ETF

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Concluded)

(Unaudited)

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fee is reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

Gotham Enhanced 500 ETF

Statement Regarding Liquidity Risk Management Program

(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Gotham Enhanced 500 ETF, has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to a sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 19, 2020, the Board reviewed the Program Administrator’s written annual report for the period December 1, 2019 through September 30, 2020 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

The Fund commenced operations on December 28, 2020 and was not a part of the Report but has adopted the Program upon commencement of operations.

Gotham Enhanced 500 ETF

Other Information (Unaudited)

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 998-4779 or by accessing the Fund’s website at www.GothamETFs.com/GSPY. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (855) 998-4779 or by accessing the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website daily at www.GothamETFs.com/GSPY.

Frequency Distribution of Premiums and Discounts (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Fund’s website at www.GothamETFs.com/GSPY.

Information About the Fund’s Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 998-4779. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.GothamETFs.com/GSPY.

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Investment Adviser

Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser

Gotham Asset Management, LLC
535 Madison Avenue, 30th Floor
New York, New York 10022

Legal Counsel

Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Gotham Enhanced 500 ETF	GSPY	886364835

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 8, 2021

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	June 10, 2021

* Print the name and title of each signing officer under his or her signature.